Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable
Percentage of accounts receivable outstanding (%) December 31, 2017
Yunnan Dexin Zhiye Co., Ltd.	19.8%
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	16.9%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	10.5%

Percentage of accounts receivable outstanding (%) December 31, 2016
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	24.2%

Percentage of Total Purchases From Vendors
		Percentage of total purchases (%)
Supplier	Item	2017	2016	2015
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	40.5%	60.3%	52.0%
PetroChina Co Ltd East China chemical sales branch	PET resin and Additives	28.6%	4.9%	0.0%
Weifang Power Supply Company.	Electric power	10.3%	12.3%	12.8%